Document and Entity Information	Dec. 22, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Techpoint, Inc. is filing this Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) to correct a typographical error in the press release filed by the Company with its Current Report on Form 8-K filed with the Securities and Exchange Commission on December 22, 2021. In the press release, the payment date for the first installment of the dividend, payable on February 15, 2022, was misstated as February 15, 2021 and should have read February 15, 2022. Except as stated in this Explanatory Note and in the revised press release attached as Exhibit 99.1, this Amendment does not otherwise change or update the disclosure set forth in the Report.
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	Techpoint, Inc.
Entity Central Index Key	0001556898
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-55843
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0806545
Entity Address, Address Line One	2550 N. First Street
Entity Address, Address Line Two	#550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Japan Exchange Group
Document Information [Line Items]
Trading Symbol	0001556898
Title of 12(b) Security	Japanese Depositary Shares, each representing one Common Stock Share, par value $0.0001 per share